Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK FUNDS
Prospectus Date	rr_ProspectusDate	Nov. 28, 2017
Supplement [Text Block]	bf11_SupplementTextBlock

BLACKROCK FUNDSSM

BlackRock Global Long/Short Credit Fund

(the “Fund”)

Supplement dated August 1, 2018 to the Summary Prospectus and Prospectus for Investor A, Investor C and Institutional Shares of the Fund and the Statement of Additional Information of the Fund, each dated November 28, 2017

Effective September 4, 2018, the following changes are made to the Fund’s Summary Prospectus and Prospectus, as applicable:

Footnote 1 to the Fund’s fee and expense table relating to the “Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)” for Investor A Shares in the section of the Summary Prospectus entitled “Fees and Expenses of the Fund” and the section of the Prospectus entitled “Fund Overview—Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

[1]
A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $250,000 or more. Shares purchased before September 4, 2018 will be subject to a CDSC of 0.75%.

BlackRock Global Long/Short Credit Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf11_SupplementTextBlock

BLACKROCK FUNDSSM

BlackRock Global Long/Short Credit Fund

(the “Fund”)

Supplement dated August 1, 2018 to the Summary Prospectus and Prospectus for Investor A, Investor C and Institutional Shares of the Fund and the Statement of Additional Information of the Fund, each dated November 28, 2017

Effective September 4, 2018, the following changes are made to the Fund’s Summary Prospectus and Prospectus, as applicable:

Footnote 1 to the Fund’s fee and expense table relating to the “Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)” for Investor A Shares in the section of the Summary Prospectus entitled “Fees and Expenses of the Fund” and the section of the Prospectus entitled “Fund Overview—Fees and Expenses of the Fund” is deleted in its entirety and replaced with the following:

[1]
A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $250,000 or more. Shares purchased before September 4, 2018 will be subject to a CDSC of 0.75%.